Accounts Payable and Accrued Liabilities (Details) - European Wax Center, Inc. and Subsidiaries - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020
Payables And Accruals [Line Items]
Accounts payable	$ 4,201	$ 615
Accrued inventory	3,262	3,321
Accrued compensation	4,258	2,169
Accrued taxes and penalties	1,690	1,732
Accrued lease termination costs	348	360
Accrued technology and subscription fees	534	1,536
Accrued interest	764	1,440
Accrued professional fees	2,075	967
Other accrued liabilities	1,601	1,349
Total Accounts payable and accrued liabilities	$ 18,733	$ 13,489